Investment Objectives and Goals - Gadsden Dynamic Multi-Asset ETF	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	GADSDEN DYNAMIC MULTI-ASSET ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Gadsden Dynamic Multi-Asset ETF (the “Fund”) seeks total return.